ROYALTY INTEREST (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Royalty Interest
Royalty interest	2.50%
Royalties	$ 76,283	$ 135,006	$ 199,435
Royalty receivables	$ 7,354	$ 18,002